RISK MANAGEMENT - Technical capital (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Regulatory Capital and Capital Adequacy Ratios
Share capital	$ 480,914	$ 480,914
Additional paid-in-capital	4,857,454	4,857,454
Preferred shares	584,204	584,204
Non-controlling interest	908,648	1,691,111
Other comprehensive income	7,758,216	4,874,389
Net income attributable to equity holders of the Parent Company	6,783,490	4,086,795
Retained earnings	3,278,164	3,273,788
Intangibles assets	(9,836,661)	(8,143,146)	$ (7,011,715)
Other intangibles	(602,531)	(485,626)
Deferred net income tax	(764,594)	(746,375)
Technical Capital
Regulatory Capital and Capital Adequacy Ratios
Primary capital	40,652,350	34,575,362
Share capital	480,914	480,914
Additional paid-in-capital	4,857,454	4,857,454
Preferred shares	584,204	584,204
Legal reserve	14,534,766	15,403,825
Occasional reserves	3,162,401	1,032,012
Non-controlling interest	908,648	1,691,111
Other comprehensive income	7,749,234	4,860,516
Net income attributable to equity holders of the Parent Company	6,783,490	4,086,795
Retained earnings	1,591,239	1,578,531
Less:	(11,001,874)	(9,061,550)
Prior-year losses	(79,577)	(79,573)
Intangibles assets	(9,836,661)	(8,143,146)
Revaluation property, plant and equipment	(351,871)	(353,205)
Other intangibles	(602,531)	(485,626)
Deferred net income tax	(131,234)
Primary capital (Tier I)	29,650,476	25,513,812
Hybrid bonds	6,109,531	5,175,508
Subordinated bonds	794,881	1,557,649
General provisions	12,759	902,737
Computed secondary capital (Tier II)	6,917,171	7,635,894
Less:	(16,136)	(14,599)
Technical capital	$ 36,551,511	$ 33,135,107
Capital Ratios
Primary capital to risk-weighted assets (Tier I)	10.37%	11.92%
Secondary capital to risk-weighted assets (Tier II)	2.41%	3.56%
Risk-weighted assets including market risk and operational risk	$ 285,878,639	$ 213,956,057
Technical capital to risk-weighted assets	12.79%	15.49%